Recapitalization - Shares outstanding (Details)	Mar. 20, 2023 shares
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	27,052,155
Percentage on outstanding shares	100.00%
Redemption Backstop
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	1,301,633
Percentage on outstanding shares	4.80%
Redemption Backstop Consideration
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	2,500,000
Percentage on outstanding shares	9.20%
PIPE Investment
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	2,009,950
Percentage on outstanding shares	7.40%
Forward Purchase Agreement
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	3,000,000
Percentage on outstanding shares	11.10%
JATT Public shareholders
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	182,498
Percentage on outstanding shares	0.70%
Zura shares issued - Lilly license
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	550,000
Percentage on outstanding shares	2.00%
JATT Founders
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	3,450,000
Percentage on outstanding shares	12.80%
Legacy Zura Equityholders
Recapitalization
Class A Ordinary Shares issued and outstanding (in shares)	14,058,074
Percentage on outstanding shares	52.00%